Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Profit before tax	¥ 18,460	¥ 26,497	¥ 25,666
Depreciation and amortization	18,291	17,954	16,280
Impairment loss	6,502	1,467	3,339
Finance income	(140)	(295)	(322)
Finance expenses	566	582	450
Loss on sale and disposal of property, plant and equipment and intangible assets	588	218	2,173
Decrease (increase) in trade and other receivables	(9,125)	4,664	(6,839)
Decrease (increase) in inventories	(3,481)	(12,208)	2,176
Increase in trade and other payables	5,165	239	4,513
Increase (decrease) in refund liabilities	(504)	26	1,193
Increase in Provisions	988
Increase (decrease) in other financial liabilities	45	115	(214)
Other	1,913	(975)	2,803
Subtotal	39,268	38,284	51,218
Interest received	13	173	186
Dividends received	132	138	126
Interest paid	(503)	(487)	(445)
Income taxes paid	(7,053)	(7,852)	(8,161)
Cash flows generated from operating activities	31,857	30,256	42,924
Cash flows from investing activities
Acquisition of property, plant and equipment	(12,999)	(5,501)	(7,500)
Acquisition of intangible assets	(8,125)	(12,672)	(3,208)
Acquisition of business, net of cash and cash equivalents			(5,546)
Other	(670)		(566)
Cash flows used in investing activities	(21,794)	(18,173)	(16,820)
Cash flows from financing activities
Proceeds from long-term borrowings	10,000
Repayment of long-term borrowings	(4,464)	(4,802)	(4,718)
Redemption of bonds	(10,000)
Payment of lease liabilities (2019: payment of finance lease liabilities)	(1,747)	(1,715)	(276)
Dividends paid	(5,692)	(5,910)	(5,691)
Dividends paid to non-controlling interests	(35)	(296)
Other	(53)	(24)	1,098
Cash flows used in financing activities	(11,991)	(12,747)	(9,513)
Effect of exchange rate on cash and cash equivalents	115	(321)	484
Net increase (decrease) in cash and cash equivalents	(1,813)	(985)	17,075
Cash and cash equivalents at the beginning of the year	56,082	57,067	39,992
Cash and cash equivalents at the end of the year	¥ 54,269	¥ 56,082	¥ 57,067